Basis of Preparation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Basis Of Preparation [Abstract]
Schedule of subsidiaries
			Ownership
	Country of incorporation	Activity	30 June 2020	31 December 2019

International General Insurance Holdings Limited - Dubai	United Arab Emirates	Reinsurance and insurance	100%	-
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	-
The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited - Dubai:
IGI Underwriting /Jordan "Exempted"	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%
The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd. Bermuda:
Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. - Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

	Country of incorporation	Activity	Ownership
			2019	2018
Subsidiaries:
International General Insurance Underwriting	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%
The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd. Bermuda:
Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company Dubai Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
Specialty Malls Investment Co.	Jordan	Real estate properties development and lease	100%	100%
IGI Services Limited	Cayman Islands	Owning and chartering aircraft	100%	100%

Branches:
International General Insurance Company Ltd. Labuan - Branch	Malaysia	Reinsurance and insurance	100%	100%

Schedule of impact on consolidated statement of financial position
2019
USD

Property, premises and equipment
Right of use assets	1,715,606
Other liabilities
Lease liabilities	1,715,606
Total equity	-

Schedule of operating lease commitments

USD

Operating lease commitments as at 31 December 2018	1,994,122
Weighted average incremental borrowing rate as at 1 January 2019	4.3%
Discounted operating lease commitments at 1 January 2019	1,715,606

Schedule of right-of-use assets and lease liabilities

	Offices	Lease liabilities
	USD	USD

At 1 January 2019	1,715,606	1,715,606
Additions	1,002,005	1,002,005
Disposal - Net	(687,775)	(656,416)
Depreciation	(516,175)	-
Interest expense	-	108,426
Payments	-	(606,232)
At 31 December 2019	1,513,661	1,563,389
Current		521,687
Non-current		1,041,702

Schedule of estimated useful lives of the right of use assets
Years

Office buildings	20
Aircraft	12.5
Office furniture	5
Computers	3
Equipment	4
Leasehold improvements	5
Vehicles	5
Right-of-use assets	2-7